Non-current financial assets - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Non-current Financial Assets [Line Items]
Increase (decrease) in financial assets	€ (24)	€ (29)
Additions	9	65
Decreases	€ 31	94
Security deposits paid
Disclosure Of Detailed Information About Non-current Financial Assets [Line Items]
Increase (decrease) in financial assets		16
Additions		65
Decreases		€ 48